Other Payables and Accruals as Restated - Summary of Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll	$ 19,207	$ 13,609
Accrued expense	81,364	56,863
Other payables	16,867	25,760
Payable for Collaboration Assets	5,605	3,399
Other tax payables	515	156
Other payables and accruals	$ 123,558	$ 99,787	$ 70,854